Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Payables and Accruals
Unearned revenue	$ 72,901	$ 69,768
Accrued off-hire	3,231	2,461
Accrued purchases	6,743	10,169
Accrued interest	33,790	26,186
Other accruals	33,120	44,917
Total	$ 149,785	$ 153,501